GSS-Q3

Quarterly Report
September 30, 2025
MFS®  Government
Securities Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.0%
Asset-Backed & Securitized – 7.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.108%, 11/15/2054 (i)	$3,517,683	$130,731
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.75% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,293,000	1,292,957
ACREC 2023-FL2 LLC, “A”, FLR, 6.38% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	304,852	305,638
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.225% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	268,559	268,627
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.942% (SOFR - 1mo. + 0.6%), 2/18/2028	175,007	175,064
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.664% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,107,000	1,106,649
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.036% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,399,823
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	109,504	110,434
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	265,000	265,912
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.959% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	800,000	800,351
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)	3,357,933	170,511
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.694%, 2/15/2054 (i)	2,308,908	149,296
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.641%, 12/15/2055 (i)	3,405,350	115,328
BDS 2024-FL13 Ltd., “A”, FLR, 5.709% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	220,000	220,501
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.361%, 2/15/2054 (i)	7,510,961	357,423
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.249%, 3/15/2054 (i)	4,465,648	178,896
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)	6,272,368	210,871
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	5,621,879	282,567
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.351%, 8/15/2054 (i)	6,581,155	335,613
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.124%, 9/15/2054 (i)	7,458,723	273,031
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	261,149	261,203
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	166,307	170,388
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.557% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,328,611
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	78,205	78,257
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.472% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	261,404	262,549
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.944%, 12/15/2072 (i)(n)	4,001,258	118,859
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.385%, 2/15/2054 (i)	5,660,801	301,326
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.868%, 4/15/2054 (i)	3,275,087	96,956
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	187,919	191,427
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	168,000	168,757
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	213,086	217,406
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	53,085	53,434
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	2,067	2,067
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.014% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,110,500	1,110,468
MF1 2021-FL5 Ltd., “AS”, FLR, 5.457% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	347,379	347,308
MF1 2021-FL5 Ltd., “B”, FLR, 5.707% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	836,500	836,472
MF1 2021-FL7 Ltd., “A”, FLR, 5.33% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	435,741	435,544
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.967%, 12/15/2051 (i)	5,408,829	116,498
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.385%, 5/15/2054 (i)	2,813,114	127,360
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.255%, 6/15/2054 (i)	3,269,336	128,744
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.188%, 10/15/2054 (i)	13,177,650	541,756
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	190,565	192,513
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	230,015	229,849
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	363,785	366,413
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	65,373	65,934
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	322,234	324,985
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.687% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,125,000	1,128,520
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	177,000	179,474
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	382,222	384,170
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	200,840	201,297
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.472% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	128,077	128,068
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.772% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	206,000	206,008
SBNA Auto Lease Trust, 2025-A, “A2”, 4.68%, 4/20/2027 (n)	237,828	238,222
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	106,459	106,585
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.875% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	880,478	880,818
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	144,209	145,050

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	$292,258	$296,191
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.101%, 1/15/2052 (i)(n)	3,108,596	72,583
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.616%, 8/15/2054 (i)	1,280,585	80,303
		$20,272,596
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$530,567
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$147,000	$147,000
Mortgage-Backed – 54.6%
Fannie Mae, 3%, 7/25/2027 - 9/01/2046	$3,191,205	$3,074,598
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	166,920	174,656
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	516,781	477,852
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	150,038	10,728
Fannie Mae, 3%, 2/25/2033 (i)	192,300	13,411
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	1,911,097	1,983,571
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,443,080	1,472,471
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	1,436,536	1,435,595
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	217,665	227,999
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	2,531,517	2,395,113
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	5,281,518	5,134,970
Fannie Mae, 4.82%, 3/25/2041	40,174	40,023
Fannie Mae, 4.97%, 7/25/2041 - 12/25/2049	757,186	748,713
Fannie Mae, 2.75%, 9/25/2042	159,370	154,221
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	340,570	317,789
Fannie Mae, 4.77%, 12/25/2045	76,214	75,284
Fannie Mae, 1.529%, 9/25/2046 (i)	218,143	24,694
Fannie Mae, 4.92%, 11/25/2046	793,568	787,284
Fannie Mae, 4%, 9/25/2050 (i)	397,981	77,521
Fannie Mae, 5.156%, 10/25/2052	1,018,965	1,000,391
Fannie Mae, 5.806%, 11/25/2053	593,630	601,966
Fannie Mae, 5.256%, 12/25/2053	771,982	773,861
Fannie Mae, 7.356%, 7/25/2054	445,087	440,860
Fannie Mae, 5.506%, 10/25/2054	483,113	483,476
Fannie Mae, 5.756%, 12/25/2054	586,967	590,999
Fannie Mae, 6.796%, 3/25/2055	626,366	624,795
Fannie Mae, 5.706%, 7/25/2055	888,255	893,609
Fannie Mae, UMBS, 2%, 12/01/2036 - 3/01/2052	6,997,179	5,790,772
Fannie Mae, UMBS, 5%, 6/01/2038 - 10/01/2053	1,428,711	1,425,098
Fannie Mae, UMBS, 1.5%, 2/01/2042	55,825	47,019
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 5/01/2053	15,623,802	13,340,679
Fannie Mae, UMBS, 3%, 5/01/2051 - 7/01/2052	3,194,262	2,831,130
Fannie Mae, UMBS, 4%, 8/01/2051	401,057	385,202
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	492,423	480,607
Fannie Mae, UMBS, 6%, 6/01/2053 - 10/01/2054	4,511,313	4,619,913
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 7/01/2054	621,477	642,582
Fannie Mae, UMBS, 5.5%, 9/01/2054	1,102,240	1,112,431
Freddie Mac, 2.745%, 1/25/2026	436,147	433,689
Freddie Mac, 2.57%, 7/25/2026	3,951,611	3,907,692
Freddie Mac, 3.12%, 9/25/2026	1,733,179	1,718,454
Freddie Mac, 2.525%, 10/25/2026	291,560	287,547
Freddie Mac, 2.797%, 12/25/2026	119,313	118,489
Freddie Mac, 3.413%, 12/25/2026	2,300,000	2,284,399
Freddie Mac, 1.486%, 3/25/2027 (i)	1,030,000	18,395
Freddie Mac, 3.243%, 4/25/2027	1,379,961	1,365,336
Freddie Mac, 3.117%, 6/25/2027	2,875,686	2,838,121
Freddie Mac, 0.695%, 7/25/2027 (i)	27,957,234	227,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.537%, 8/25/2027 (i)	$22,760,650	$149,319
Freddie Mac, 3.286%, 11/25/2027	958,543	946,047
Freddie Mac, 0.487%, 12/25/2027 (i)	183,406	1,369
Freddie Mac, 1.603%, 12/25/2027	1,198,178	1,140,937
Freddie Mac, 0.429%, 1/25/2028 (i)	38,534,510	243,191
Freddie Mac, 0.432%, 1/25/2028 (i)	16,142,225	102,826
Freddie Mac, 0.264%, 2/25/2028 (i)	46,470,526	149,198
Freddie Mac, 0.257%, 4/25/2028 (i)	30,607,972	102,203
Freddie Mac, 3.9%, 4/25/2028	255,290	255,255
Freddie Mac, 0.598%, 5/25/2029 (i)	5,883,741	85,701
Freddie Mac, 1.005%, 7/25/2029 (i)	4,437,394	129,622
Freddie Mac, 1.212%, 7/25/2029 (i)	4,299,498	149,388
Freddie Mac, 1.26%, 8/25/2029 (i)	7,498,518	281,377
Freddie Mac, 0.734%, 1/25/2030 (i)	2,607,412	59,306
Freddie Mac, 1.437%, 1/25/2030 (i)	3,609,715	177,001
Freddie Mac, 1.913%, 4/25/2030 (i)	1,602,831	114,883
Freddie Mac, 1.954%, 4/25/2030 (i)	4,034,514	297,729
Freddie Mac, 1.769%, 5/25/2030 (i)	2,174,913	150,079
Freddie Mac, 1.907%, 5/25/2030 (i)	4,905,689	366,539
Freddie Mac, 4.361%, 5/25/2030	840,136	849,349
Freddie Mac, 1.206%, 6/25/2030 (i)	2,721,145	120,436
Freddie Mac, 1.435%, 6/25/2030 (i)	1,983,331	111,576
Freddie Mac, 1.701%, 8/25/2030 (i)	1,814,781	124,506
Freddie Mac, 1.261%, 9/25/2030 (i)	1,149,690	59,417
Freddie Mac, 1.17%, 11/25/2030 (i)	2,249,951	111,119
Freddie Mac, 0.412%, 1/25/2031 (i)	8,656,993	115,726
Freddie Mac, 0.871%, 1/25/2031 (i)	3,359,280	124,930
Freddie Mac, 1.025%, 1/25/2031 (i)	2,545,825	111,143
Freddie Mac, 0.546%, 2/25/2031 (i)	2,806,836	59,058
Freddie Mac, 0.606%, 3/25/2031 (i)	6,875,704	156,199
Freddie Mac, 0.828%, 3/25/2031 (i)	2,967,667	106,968
Freddie Mac, 1.322%, 5/25/2031 (i)	1,210,235	71,569
Freddie Mac, 1.039%, 7/25/2031 (i)	1,944,368	94,993
Freddie Mac, 1.32%, 7/25/2031 (i)	3,452,631	213,114
Freddie Mac, 0.605%, 8/25/2031 (i)	2,457,392	62,331
Freddie Mac, 0.632%, 9/25/2031 (i)	8,016,720	226,681
Freddie Mac, 0.954%, 9/25/2031 (i)	7,432,958	324,406
Freddie Mac, 0.441%, 11/25/2031 (i)	11,978,818	229,709
Freddie Mac, 0.596%, 12/25/2031 (i)	11,887,771	313,664
Freddie Mac, 0.664%, 12/25/2031 (i)	1,981,491	58,285
Freddie Mac, 0.433%, 6/25/2032 (i)	15,889,873	319,496
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	100,454	104,839
Freddie Mac, 4.836%, 10/15/2032	26,449	26,434
Freddie Mac, 0.301%, 11/25/2032 (i)	10,140,098	129,611
Freddie Mac, 0.431%, 5/25/2033 (i)	2,500,000	52,596
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	6,828,536	6,493,923
Freddie Mac, 0.299%, 8/25/2033 (i)	10,770,884	133,795
Freddie Mac, 0.362%, 10/25/2033 (i)	10,455,272	172,874
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	802,950	821,143
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	796,525	826,714
Freddie Mac, 1.091%, 9/25/2034 (i)	1,372,219	95,900
Freddie Mac, 0.22%, 1/25/2035 (i)	16,586,619	152,935
Freddie Mac, 0.426%, 1/25/2035 (i)	6,578,625	153,509
Freddie Mac, 4.686%, 4/15/2035	16,383	16,289
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	525,833	546,764
Freddie Mac, 5.5%, 2/15/2036 (i)	55,159	8,589
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	568,394	552,193
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	4,042,803	3,718,050
Freddie Mac, 5.186%, 5/15/2039	24,357	24,395

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.5%, 7/01/2040 - 5/01/2042	$568,007	$569,723
Freddie Mac, 4.5%, 12/15/2040 (i)	8,407	781
Freddie Mac, 1.75%, 8/15/2041	136,521	129,490
Freddie Mac, 4.886%, 8/15/2046	38,261	37,886
Freddie Mac, 2.5%, 3/25/2051 (i)	699,927	115,497
Freddie Mac, 5.176%, 9/25/2052	661,337	653,062
Freddie Mac, 5.806%, 10/25/2053	67,300	68,245
Freddie Mac, 6.586%, 12/25/2053	455,005	455,681
Freddie Mac, 5.656%, 8/25/2054 - 12/25/2054	1,871,934	1,880,035
Freddie Mac, 6.806%, 1/25/2055	328,108	330,790
Freddie Mac, 5.756%, 2/25/2055 - 6/25/2055	1,638,844	1,649,469
Freddie Mac, 5.956%, 2/25/2055	581,906	589,876
Freddie Mac, 7.906%, 8/25/2055	172,278	173,017
Freddie Mac, 8.306%, 9/25/2055	135,078	139,887
Freddie Mac, 3.25%, 11/25/2061	646,199	600,015
Freddie Mac, UMBS, 6.5%, 8/01/2032 - 11/01/2054	348,211	362,021
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	7,492,458	6,114,044
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	252,045	233,805
Freddie Mac, UMBS, 3%, 7/01/2050 - 9/01/2053	3,096,303	2,727,628
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	467,443	359,688
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	1,993,627	1,694,920
Freddie Mac, UMBS, 4%, 5/01/2052	597,908	568,706
Freddie Mac, UMBS, 5%, 3/01/2053 - 8/01/2053	99,414	98,956
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 5/01/2053	303,382	309,629
Freddie Mac, UMBS, 6%, 3/01/2054	207,223	212,033
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	840,314	94,692
Ginnie Mae, 5.5%, 7/15/2033 - 2/20/2053	1,892,488	1,928,007
Ginnie Mae, 5.659%, 8/20/2034	124,775	127,276
Ginnie Mae, 4%, 5/16/2039 - 9/20/2055	847,941	813,732
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2052	2,933,221	2,897,322
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	188,613	27,085
Ginnie Mae, 1.15%, 5/20/2041 (i)	371,215	34,604
Ginnie Mae, 4.35%, 9/20/2041	975,486	952,282
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	1,641,634	1,543,797
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	3,768,838	3,247,069
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	3,856,426	3,471,568
Ginnie Mae, 4.549%, 10/20/2045	974,496	947,095
Ginnie Mae, 4.699%, 7/20/2046	378,006	369,094
Ginnie Mae, 1.9%, 4/20/2047 (i)	64,712	8,245
Ginnie Mae, 4.499%, 10/20/2047	74,378	72,308
Ginnie Mae, 4.649%, 12/20/2048	837,226	815,165
Ginnie Mae, 2.5%, 2/20/2051 (i)	368,858	51,091
Ginnie Mae, 2%, 3/20/2052	157,279	130,023
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	1,146,124	1,145,633
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	1,111,117	1,137,793
Ginnie Mae, 5.438%, 10/20/2054	566,877	566,721
Ginnie Mae, 4.991%, 6/20/2055 - 4/20/2068	1,716,155	1,731,774
Ginnie Mae, 5.066%, 6/20/2055	523,155	518,956
Ginnie Mae, 2.075%, 12/20/2062 (i)	605,375	26,640
Ginnie Mae, 5.538%, 3/20/2064	149,453	150,026
Ginnie Mae, 5.145%, 7/20/2064	95,941	96,026
Ginnie Mae, 2.192%, 3/20/2066 (i)	273,833	7,133
Ginnie Mae, 5.215%, 10/20/2066	145,628	145,877
Ginnie Mae, 5.235%, 10/20/2066	401,132	401,909
Ginnie Mae, 5.249%, 1/20/2067	354,727	357,219
Ginnie Mae, 5.127%, 2/20/2067	249,172	250,766
Ginnie Mae, 5.173%, 3/20/2067	582,879	587,036
Ginnie Mae, 5.28%, 7/20/2067	665,154	672,301
Ginnie Mae, 4.915%, 11/20/2067	214,566	214,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.425%, 5/20/2068	$781,765	$785,270
Ginnie Mae, 4.965%, 11/20/2068 - 3/20/2070	894,843	893,567
Ginnie Mae, 4.995%, 7/20/2070	901,403	896,046
Ginnie Mae, 4.788%, 12/20/2071	368,276	366,489
Ginnie Mae, 5.038%, 8/20/2074 - 1/20/2075	1,643,028	1,642,038
Ginnie Mae, 4.388%, 11/20/2074	527,543	523,335
Ginnie Mae, 4.988%, 2/20/2075	905,346	901,612
Ginnie Mae, TBA, 4.5%, 10/20/2055	425,000	412,081
UMBS, TBA, 2%, 10/14/2055	4,050,000	3,263,346
UMBS, TBA, 2.5%, 10/14/2055	325,000	273,760
UMBS, TBA, 4.5%, 10/14/2055	425,000	412,190
		$146,794,400
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 2.21%, 2/01/2033	$190,154	$178,602
Small Business Administration, 2.22%, 3/01/2033	295,123	276,387
Small Business Administration, 3.15%, 7/01/2033	286,807	276,474
Small Business Administration, 3.16%, 8/01/2033	175,406	168,415
Small Business Administration, 3.62%, 9/01/2033	86,229	84,322
		$984,200
U.S. Treasury Obligations – 33.2%
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$2,717,292
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	342,313
U.S. Treasury Bonds, 3.5%, 9/30/2027	21,171,400	21,125,915
U.S. Treasury Bonds, 4.5%, 8/15/2039	512,500	516,304
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	6,673,912
U.S. Treasury Bonds, 2.875%, 5/15/2043 (f)	12,227,500	9,579,482
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	10,070,308
U.S. Treasury Bonds, 4.75%, 8/15/2055	4,313,000	4,327,826
U.S. Treasury Notes, 3.75%, 8/15/2027	2,464,000	2,469,101
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,595,623
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,465,273
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,250,537
U.S. Treasury Notes, 4.625%, 4/30/2031	2,444,000	2,544,051
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,555,391
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,834,527
U.S. Treasury Notes, 4.25%, 8/15/2035	2,974,000	2,998,164
		$89,066,019
Total Bonds		$257,794,782
Mutual Funds (h) – 12.9%
Money Market Funds – 12.9%
MFS Institutional Money Market Portfolio, 4.19% (v)	34,590,072	$34,593,530

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merill Lynch International	$6,700,000	N/A	$33,544
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merill Lynch International	6,700,000	N/A	25,069
Total Purchased Options					$58,613

Other Assets, Less Liabilities – (8.9)%	(23,817,703)
Net Assets – 100.0%	$268,629,222

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,593,530 and
$257,853,395, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,239,119, representing 6.0% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 9/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	105	$11,812,500	December – 2025	$3,072
U.S. Treasury Ultra Note 10 yr	Short	USD	30	3,452,344	December – 2025	5,528
						$8,600
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	40	$8,335,937	December – 2025	$(2,643)
U.S. Treasury Note 5 yr	Long	USD	558	60,930,985	December – 2025	(46,052)
						$(48,695)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	7,816,000	centrally cleared	1-day SOFR / Annually	3.5595% / Annually	$13,519	$—	$13,519
9/19/35	USD	7,000,000	centrally cleared	4.196% / Annually	1-day SOFR / Annually	58,867	—	58,867
						$72,386	$—	$72,386
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	10,200,000	centrally cleared	1-day SOFR / Annually	4.7585% / Annually	$(75,911)	$—	$(75,911)
12/26/26	USD	6,600,000	centrally cleared	1-day SOFR / Annually	4.1635% / Annually	(38,891)	—	(38,891)
12/26/29	USD	6,350,000	centrally cleared	1-day SOFR / Annually	4.085% / Annually	(167,893)	—	(167,893)
						$(282,695)	$—	$(282,695)
At September 30, 2025, the fund had liquid securities with an aggregate value of $1,585,798 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of
60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$90,108,832	$—	$90,108,832
U.S. Corporate Bonds	—	677,567	—	677,567
Residential Mortgage-Backed Securities	—	148,799,505	—	148,799,505
Commercial Mortgage-Backed Securities	—	8,969,914	—	8,969,914
Asset-Backed Securities (including CDOs)	—	9,297,577	—	9,297,577
Investment Companies	34,593,530	—	—	34,593,530
Total	$34,593,530	$257,853,395	$—	$292,446,925
Other Financial Instruments
Futures Contracts – Assets	$8,600	$—	$—	$8,600
Futures Contracts – Liabilities	(48,695)	—	—	(48,695)
Swap Agreements – Assets	—	72,386	—	72,386
Swap Agreements – Liabilities	—	(282,695)	—	(282,695)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,336,673	$134,550,310	$129,290,551	$(2,615)	$(287)	$34,593,530

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$731,199	$—